AST Core Fixed Income Portfolio Annual Fund Operating Expenses - AST Core Fixed Income Portfolio - No Share Class	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.68%